Expense Example	Oct. 02, 2026 USD ($)
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 696
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,280
Expense Example, with Redemption, 10 Years	2,161
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,401
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,359
Cantor Fitzgerald Equity Dividend Plus Fund | Cantor Fitzgerald Equity Dividend Plus Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,138
Expense Example, with Redemption, 10 Years	2,486
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	929
Expense Example, with Redemption, 5 Years	1,190
Expense Example, with Redemption, 10 Years	1,933
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,141
Cantor Fitzgerald Large Cap Focused Fund | Cantor Fitzgerald Large Cap Focused Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	1,011
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	1,166
Expense Example, with Redemption, 5 Years	1,872
Expense Example, with Redemption, 10 Years	3,741
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	1,267
Expense Example, with Redemption, 10 Years	3,162
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	1,206
Expense Example, with Redemption, 10 Years	3,034
Cantor Fitzgerald International Equity Fund | Cantor Fitzgerald International Equity Fund Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	2,926
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	499
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	1,855
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,306
Cantor Fitzgerald High Income Fund | Cantor Fitzgerald High Income Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,228
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	711
Expense Example, with Redemption, 3 Years	998
Expense Example, with Redemption, 5 Years	1,307
Expense Example, with Redemption, 10 Years	2,179
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Cantor Fitzgerald Equity Opportunity Fund | Cantor Fitzgerald Equity Opportunity Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
S000075628 | Cantor Fitzgerald Large Cap Focused Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	595
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	2,251
S000083015 | Cantor Fitzgerald International Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	858
Expense Example, with Redemption, 5 Years	1,758
Expense Example, with Redemption, 10 Years	4,072
S000085574 | Cantor Fitzgerald High Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,081
Expense Example, with Redemption, 10 Years	2,401
S000085573 | Cantor Fitzgerald Equity Opportunity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	1,164
Expense Example, with Redemption, 10 Years	$ 2,503